Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 15, 2019	Aug. 14, 2019	Aug. 13, 2019	Aug. 12, 2019	Jan. 29, 2018	Aug. 31, 2014
Revolving credit facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 85.0	$ 85.0
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3.4
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid		$ 15.0
Subsequent Event [Member] | Revolving credit facility
Subsequent Event [Line Items]
Amount drew				$ 48.3
Repayment of line of credit			$ 34.0
Line of Credit Facility, Maximum Borrowing Capacity			$ 85.0	$ 385.0